GOTHAM HEDGED CORE FUND

Portfolio of Investments

June 30, 2020

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 139.3%
COMMON STOCKS — 139.3%
Automobiles & Components — 0.7%
Aptiv PLC (Jersey)†	4	$312
BorgWarner, Inc.†(a)	1,594	56,268

		56,580

Banks — 0.1%
Citigroup, Inc.†	25	1,278
Fifth Third Bancorp†	253	4,878
First Republic Bank†	8	848
Truist Financial Corp.†	7	263
US Bancorp†	8	295

		7,562

Capital Goods — 12.9%
3M Co.†	547	85,327
A.O. Smith Corp.	137	6,455
AMETEK, Inc.†	102	9,116
Carrier Global Corp.†	25	556
Caterpillar, Inc.†	20	2,530
Cummins, Inc.†	701	121,455
Dover Corp.†	63	6,083
Eaton Corp. PLC (Ireland)†	50	4,374
Emerson Electric Co.†	201	12,468
Flowserve Corp.†	695	19,821
Fortive Corp.†	25	1,692
Fortune Brands Home & Security, Inc.†	51	3,260
General Dynamics Corp.†	734	109,704
Honeywell International, Inc.†	682	98,610
Howmet Aerospace, Inc.†	623	9,875
Johnson Controls International PLC (Ireland)†	2,420	82,619
Lockheed Martin Corp.†	418	152,537
Masco Corp.†	2,608	130,948
Northrop Grumman Corp.†	39	11,990
Otis Worldwide Corp.†	23	1,308
Pentair PLC (Ireland)†	115	4,369
Quanta Services, Inc.†	1,304	51,156
Raytheon Technologies Corp.†	139	8,565
Roper Technologies, Inc.†	24	9,318
Snap-on, Inc.†(a)	232	32,134
Trane Technologies PLC (Ireland)†	1,000	88,980
TransDigm Group, Inc.†	31	13,704
United Rentals, Inc.†(a) *	67	9,986
WW Grainger, Inc.†	2	628

		1,089,568

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — 0.9%
Cintas Corp.†	23	$6,126
Republic Services, Inc.†	105	8,615
Robert Half International, Inc.†	391	20,657
Waste Management, Inc.†	420	44,482

		79,880

Consumer Durables & Apparel — 0.5%
DR Horton, Inc.†	18	998
Garmin Ltd. (Switzerland)†	10	975
Hanesbrands, Inc.†(a)	190	2,145
Hasbro, Inc.†	10	750
Leggett & Platt, Inc.†	32	1,125
Mohawk Industries, Inc.†*	57	5,800
Newell Brands, Inc.(a)	63	1,000
PulteGroup, Inc.†	147	5,002
PVH Corp.†	129	6,198
Ralph Lauren Corp.†	44	3,191
Tapestry, Inc.†	47	624
VF Corp.†	46	2,803
Whirlpool Corp.(a)	77	9,974

		40,585

Consumer Services — 1.9%
Darden Restaurants, Inc.†	157	11,896
McDonald’s Corp.†	310	57,186
MGM Resorts International†	529	8,887
Yum! Brands, Inc.†	978	84,998

		162,967

Diversified Financials — 2.4%
American Express Co.†	8	762
Berkshire Hathaway, Inc., Class B†*	325	58,016
BlackRock, Inc.†	23	12,514
Discover Financial Services†	118	5,911
Franklin Resources, Inc.†(a)	3,645	76,436
Goldman Sachs Group, Inc. (The)†	24	4,743
Intercontinental Exchange, Inc.†	19	1,740
Invesco Ltd. (Bermuda)†	571	6,144
Moody’s Corp.†	7	1,923
Morgan Stanley†	150	7,245
Nasdaq, Inc.†	164	19,593
S&P Global, Inc.†	6	1,977
Synchrony Financial†	137	3,036
T Rowe Price Group, Inc.†	38	4,693

		204,733

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — 3.0%
Apache Corp.	1,137	$15,350
Chevron Corp.†	535	47,738
Concho Resources, Inc.†	78	4,017
ConocoPhillips†	414	17,396
EOG Resources, Inc.†	139	7,042
Exxon Mobil Corp.†	663	29,649
Halliburton Co.†	161	2,090
HollyFrontier Corp.†	59	1,723
Kinder Morgan, Inc.†	5,821	88,305
Marathon Petroleum Corp.†	12	449
National Oilwell Varco, Inc.†	3	37
Phillips 66†	454	32,643
Schlumberger Ltd. (Curacao)†	274	5,039
TechnipFMC PLC (United Kingdom)†	274	1,874
Valero Energy Corp.†	11	647

		253,999

Food & Staples Retailing — 7.7%
Costco Wholesale Corp.†	87	26,379
Kroger Co. (The)†	9,218	312,029
Sysco Corp.†	220	12,025
Walgreens Boots Alliance, Inc.†	556	23,569
Walmart, Inc.†	2,297	275,135

		649,137

Food, Beverage & Tobacco — 17.6%
Altria Group, Inc.†	4,265	167,401
Archer-Daniels-Midland Co.†	1,803	71,940
Campbell Soup Co.†(a)	4,913	243,832
Coca-Cola Co. (The)†	1,834	81,943
Conagra Brands, Inc.	850	29,894
Constellation Brands, Inc., Class A†	88	15,396
General Mills, Inc.†	3,743	230,756
Hershey Co. (The)†	879	113,936
Hormel Foods Corp.	346	16,701
JM Smucker Co. (The)†	1,909	201,991
Kellogg Co.	1,833	121,088
Kraft Heinz Co. (The)	1,128	35,972
Lamb Weston Holdings, Inc.†	80	5,114
McCormick & Co., Inc., non-voting shares	139	24,938
Mondelez International, Inc., Class A†	987	50,465
Philip Morris International, Inc.†	525	36,782
Tyson Foods, Inc., Class A†	677	40,424

		1,488,573

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — 5.8%
Abbott Laboratories†	414	$37,852
Anthem, Inc.†	23	6,049
Cardinal Health, Inc.	156	8,142
CVS Health Corp.†	1,370	89,009
Danaher Corp.†	162	28,646
DaVita, Inc.†*	1,482	117,285
DENTSPLY SIRONA, Inc.†	91	4,009
Henry Schein, Inc.†*	528	30,830
Medtronic PLC (Ireland)†	1,445	132,506
Quest Diagnostics, Inc.†	141	16,068
Stryker Corp.†	12	2,162
UnitedHealth Group, Inc.†	37	10,913
Universal Health Services, Inc., Class B†	70	6,502

		489,973

Household & Personal Products — 8.3%
Church & Dwight Co., Inc.	484	37,413
Clorox Co. (The)†	787	172,644
Colgate-Palmolive Co.†	2,229	163,297
Kimberly-Clark Corp.†	1,280	180,928
Procter & Gamble Co. (The)†	1,258	150,419

		704,701

Insurance — 0.9%
Aflac, Inc.†	37	1,333
American International Group, Inc.†	179	5,581
Aon PLC, Class A (Ireland)†	238	45,839
Chubb Ltd. (Switzerland)†	37	4,685
Cincinnati Financial Corp.†	20	1,281
Everest Re Group Ltd. (Bermuda)†	4	825
Hartford Financial Services Group, Inc. (The)†	30	1,156
Marsh & McLennan Cos., Inc.†	21	2,255
MetLife, Inc.†	89	3,250
Prudential Financial, Inc.†	36	2,192
Travelers Cos., Inc. (The)†	52	5,931
Willis Towers Watson PLC (Ireland)	7	1,379
WR Berkley Corp.†	12	687

		76,394

Materials — 3.5%
Amcor PLC (Jersey)†	329	3,359
Celanese Corp.†	67	5,785
CF Industries Holdings, Inc.†	781	21,977
Corteva, Inc.†	9	241

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Dow, Inc.†	10	$408
DuPont de Nemours, Inc.†	692	36,766
Eastman Chemical Co.†	199	13,858
FMC Corp.†	23	2,291
International Paper Co.†	248	8,732
Linde PLC (Ireland)†	67	14,211
LyondellBasell Industries NV, Class A (Netherlands)†	63	4,140
PPG Industries, Inc.†	854	90,575
Sealed Air Corp.†	2,822	92,703

		295,046

Media & Entertainment — 7.8%
Activision Blizzard, Inc.†	180	13,662
Alphabet, Inc., Class A†*	160	226,888
Charter Communications, Inc., Class A†*	173	88,237
Discovery, Inc., Class A(a) *	11	232
Electronic Arts, Inc.†*	67	8,847
Facebook, Inc., Class A†*	668	151,683
Fox Corp., Class A†	3,148	84,429
Interpublic Group of Cos., Inc. (The)†	525	9,009
Omnicom Group, Inc.†	1,354	73,928
Take-Two Interactive Software, Inc.†*	26	3,629

		660,544

Pharmaceuticals, Biotechnology & Life Sciences — 14.1%
AbbVie, Inc.†	1,500	147,270
Alexion Pharmaceuticals, Inc.†*	152	17,060
Amgen, Inc.†	29	6,840
Biogen, Inc.†*	387	103,542
Bristol-Myers Squibb Co.†	3,755	220,794
Gilead Sciences, Inc.†	1,248	96,021
Illumina, Inc.†*	34	12,592
Johnson & Johnson†	1,310	184,225
Merck & Co., Inc.†	2,255	174,379
PerkinElmer, Inc.†	26	2,550
Pfizer, Inc.†	7,009	229,194

		1,194,467

Real Estate — 1.4%
Alexandria Real Estate Equities, Inc., REIT†	2	324
AvalonBay Communities, Inc., REIT†	5	773
Boston Properties, Inc., REIT†	27	2,440
CBRE Group, Inc., Class A†*	56	2,532

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Essex Property Trust, Inc., REIT†	9	$2,063
Federal Realty Investment Trust, REIT†	5	426
Kimco Realty Corp., REIT†	178	2,286
Mid-America Apartment Communities, Inc., REIT	50	5,734
Prologis, Inc., REIT†	2	187
Public Storage, REIT†	378	72,534
Realty Income Corp., REIT†	21	1,250
Simon Property Group, Inc., REIT†	16	1,094
Ventas, Inc., REIT†	171	6,262
Welltower, Inc., REIT†	16	828
Weyerhaeuser Co., REIT†	939	21,090

		119,823

Retailing — 16.6%
Advance Auto Parts, Inc.†	68	9,687
Amazon.com, Inc.†*	116	320,023
AutoZone, Inc.†*	102	115,068
Best Buy Co., Inc.†	24	2,094
Dollar General Corp.†	1,363	259,665
Dollar Tree, Inc.†*	1,126	104,358
eBay, Inc.†	5,067	265,764
Expedia Group, Inc.†	59	4,850
Gap, Inc. (The)†	71	896
Genuine Parts Co.†	14	1,217
Home Depot, Inc. (The)†	290	72,648
Kohl’s Corp.†	233	4,839
LKQ Corp.†*	238	6,236
Lowe’s Cos., Inc.†	485	65,533
O’Reilly Automotive, Inc.†*	1	422
Tiffany & Co.†	178	21,705
Tractor Supply Co.	1,019	134,294
Ulta Beauty, Inc.†*	57	11,595

		1,400,894

Semiconductors & Semiconductor Equipment — 0.3%
Applied Materials, Inc.†	68	4,111
Broadcom, Inc.†	4	1,262
Intel Corp.†	185	11,069
NVIDIA Corp.†	5	1,900
Qorvo, Inc.†*	24	2,653
Skyworks Solutions, Inc.†	25	3,196

		24,191

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — 15.8%
Accenture PLC, Class A (Ireland)†	19	$4,080
Automatic Data Processing, Inc.†	8	1,191
Citrix Systems, Inc.†	730	107,974
FleetCor Technologies, Inc.†*	6	1,509
Gartner, Inc.†*	178	21,597
International Business Machines Corp.†	819	98,911
Leidos Holdings, Inc.†	67	6,276
Mastercard, Inc., Class A†	235	69,490
Microsoft Corp.†	1,766	359,399
NortonLifeLock, Inc.†	11,331	224,694
Oracle Corp.†	2,951	163,102
Paychex, Inc.†	286	21,664
PayPal Holdings, Inc.†*	274	47,739
Visa, Inc., Class A†	500	96,585
Western Union Co. (The)†	5,106	110,392

		1,334,603

Technology Hardware & Equipment — 8.4%
Apple, Inc.†	969	353,491
CDW Corp.†	7	813
Cisco Systems, Inc.†	3,674	171,355
F5 Networks, Inc.†*	24	3,348
FLIR Systems, Inc.†	720	29,210
Hewlett Packard Enterprise Co.†	193	1,878
HP, Inc.†	1,371	23,897
Juniper Networks, Inc.†	4,267	97,544
NetApp, Inc.†	533	23,649
TE Connectivity Ltd. (Switzerland)†	57	4,648
Xerox Holdings Corp.†	322	4,923

		714,756

Telecommunication Services — 5.2%
AT&T, Inc.†	6,293	190,237
Verizon Communications, Inc.†	4,458	245,770

		436,007

Transportation — 2.7%
Alaska Air Group, Inc.†	52	1,886
CH Robinson Worldwide, Inc.†	34	2,688
CSX Corp.†	93	6,486
Expeditors International of Washington, Inc.†	1,574	119,687
JB Hunt Transport Services, Inc.†	5	602
Kansas City Southern†	2	299
Norfolk Southern Corp.†	63	11,061

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Southwest Airlines Co.†	2,524	$86,270
Union Pacific Corp.†	2	338

		229,317

Utilities — 0.8%
Dominion Energy, Inc.†	40	3,247
NRG Energy, Inc.†	2,066	67,269

		70,516

TOTAL COMMON STOCKS (Cost $11,394,060)		11,784,816

TOTAL LONG POSITIONS—139.3%		11,784,816

(Cost $11,394,060)

SHORT POSITIONS — (40.4)%
COMMON STOCKS — (40.4)%
Banks — (0.4)%
SVB Financial Group*	(153)	(32,976)

Capital Goods — (2.0)%
Boeing Co. (The)	(179)	(32,811)
Deere & Co.	(8)	(1,257)
Fastenal Co.	(589)	(25,233)
Ingersoll Rand, Inc.*	(1,350)	(37,962)
Jacobs Engineering Group, Inc.	(312)	(26,458)
L3Harris Technologies, Inc.	(67)	(11,368)
Parker-Hannifin Corp.	(199)	(36,471)

		(171,560)

Commercial & Professional Services — (0.8)%
Copart, Inc.*	(246)	(20,484)
Rollins, Inc.	(656)	(27,808)
Verisk Analytics, Inc.	(115)	(19,573)

		(67,865)

Consumer Durables & Apparel — (0.2)%
NIKE, Inc., Class B	(34)	(3,334)
NVR, Inc.*	(3)	(9,776)

		(13,110)

Consumer Services — (1.6)%
Chipotle Mexican Grill, Inc.*	(22)	(23,152)
Las Vegas Sands Corp.	(304)	(13,844)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(2,403)	(39,481)
Royal Caribbean Cruises Ltd. (Liberia)	(826)	(41,548)

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Wynn Resorts Ltd.	(242)	$(18,027)

		(136,052)

Diversified Financials — (2.0)%
Ameriprise Financial, Inc.	(246)	(36,910)
CME Group, Inc.	(50)	(8,127)
E*TRADE Financial Corp.	(276)	(13,725)
MarketAxess Holdings, Inc.	(56)	(28,052)
MSCI, Inc.	(205)	(68,433)
Raymond James Financial, Inc.	(134)	(9,223)
State Street Corp.	(81)	(5,148)

		(169,618)

Energy — (3.2)%
Cabot Oil & Gas Corp.	(292)	(5,017)
Diamondback Energy, Inc.	(869)	(36,342)
Hess Corp.	(730)	(37,821)
Marathon Oil Corp.	(4,943)	(30,251)
Noble Energy, Inc.	(5,783)	(51,816)
Occidental Petroleum Corp.	(2,640)	(48,312)
ONEOK, Inc.	(741)	(24,616)
Pioneer Natural Resources Co.	(411)	(40,155)

		(274,330)

Food, Beverage & Tobacco — (0.3)%
Monster Beverage Corp.*	(382)	(26,480)
Health Care Equipment & Services — (6.8)%
ABIOMED, Inc.*	(99)	(23,914)
Align Technology, Inc.*	(243)	(66,689)
Baxter International, Inc.	(14)	(1,205)
Becton Dickinson and Co.	(14)	(3,350)
Boston Scientific Corp.*	(745)	(26,157)
Centene Corp.*	(1,099)	(69,841)
Cooper Cos., Inc. (The)	(95)	(26,946)
DexCom, Inc.*	(170)	(68,918)
Edwards Lifesciences Corp.*	(678)	(46,857)
Humana, Inc.	(31)	(12,020)
IDEXX Laboratories, Inc.*	(161)	(53,156)
Intuitive Surgical, Inc.*	(113)	(64,391)
ResMed, Inc.	(182)	(34,944)
Teleflex, Inc.	(107)	(38,946)
Varian Medical Systems, Inc.*	(274)	(33,570)
West Pharmaceutical Services, Inc.	(22)	(4,998)

		(575,902)

Household & Personal Products — 0.0%
Coty, Inc., Class A	(13)	(58)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (0.2)%
Lincoln National Corp.	(425)	$(15,636)
Materials — (2.4)%
Air Products & Chemicals, Inc.	(116)	(28,009)
Albemarle Corp.	(515)	(39,763)
Ball Corp.	(215)	(14,940)
Freeport-McMoRan, Inc.	(5,780)	(66,875)
Mosaic Co. (The)	(1,655)	(20,704)
Sherwin-Williams Co. (The)	(54)	(31,204)

		(201,495)

Media & Entertainment — (0.8)%
Live Nation Entertainment, Inc.*	(916)	(40,606)
Walt Disney Co. (The)	(219)	(24,421)

		(65,027)

Pharmaceuticals, Biotechnology & Life Sciences — (3.3)%
Agilent Technologies, Inc.	(232)	(20,502)
Bio-Rad Laboratories, Inc., Class A*	(59)	(26,638)
Eli Lilly & Co.	(136)	(22,328)
IQVIA Holdings, Inc.*	(152)	(21,566)
Mettler-Toledo International, Inc.*	(40)	(32,222)
Perrigo Co. PLC (Ireland)	(567)	(31,338)
Thermo Fisher Scientific, Inc.	(96)	(34,785)
Vertex Pharmaceuticals, Inc.*	(190)	(55,159)
Zoetis, Inc.	(230)	(31,519)

		(276,057)

Real Estate — (0.7)%
Equinix, Inc., REIT	(82)	(57,589)

Retailing — (0.7)%
Ross Stores, Inc.	(188)	(16,025)
TJX Cos., Inc. (The)	(826)	(41,763)

		(57,788)

Semiconductors & Semiconductor Equipment — (3.2)%
Advanced Micro Devices, Inc.*	(1,343)	(70,655)
Analog Devices, Inc.	(366)	(44,886)
Maxim Integrated Products, Inc.	(67)	(4,061)
Microchip Technology, Inc.	(607)	(63,923)
QUALCOMM, Inc.	(745)	(67,951)
Texas Instruments, Inc.	(158)	(20,061)
Xilinx, Inc.	(5)	(492)

		(272,029)

Software & Services — (6.1)%
Akamai Technologies, Inc.*	(467)	(50,011)
DXC Technology Co.	(1,236)	(20,394)

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Concluded)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Fidelity National Information Services, Inc	(513)	$(68,788)
Fiserv, Inc.*	(464)	(45,296)
Fortinet, Inc.*	(498)	(68,360)
Global Payments, Inc.	(405)	(68,696)
Intuit, Inc.	(154)	(45,613)
Jack Henry & Associates, Inc.	(145)	(26,684)
Paycom Software, Inc.*	(221)	(68,450)
Tyler Technologies, Inc.*	(36)	(12,488)
VeriSign, Inc.*	(204)	(42,193)

		(516,973)

Technology Hardware & Equipment — (1.6)%
IPG Photonics Corp.*	(142)	(22,775)
Keysight Technologies, Inc.*	(443)	(44,646)
Western Digital Corp.	(1,627)	(71,832)

		(139,253)

Transportation — (1.0)%
FedEx Corp.	(380)	(53,284)
United Airlines Holdings, Inc.*	(243)	(8,410)
United Parcel Service, Inc., Class B	(211)	(23,459)

		(85,153)

Utilities — (3.1)%
Alliant Energy Corp.	(39)	(1,866)
Ameren Corp.	(412)	(28,988)
American Electric Power Co., Inc.	(22)	(1,752)
American Water Works Co., Inc.	(196)	(25,217)
Atmos Energy Corp.	(52)	(5,178)
CenterPoint Energy, Inc.	(770)	(14,376)
CMS Energy Corp.	(83)	(4,849)
DTE Energy Co.	(41)	(4,408)
Edison International	(486)	(26,395)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Entergy Corp.	(152)	$(14,259)
Eversource Energy	(230)	(19,152)
Exelon Corp.	(768)	(27,871)
FirstEnergy Corp.	(326)	(12,642)
NextEra Energy, Inc.	(111)	(26,659)
Pinnacle West Capital Corp.	(94)	(6,889)
Sempra Energy	(67)	(7,854)
WEC Energy Group, Inc.	(146)	(12,797)
Xcel Energy, Inc.	(366)	(22,875)

		(264,027)

TOTAL COMMON STOCKS (Proceeds $3,492,298)		(3,418,978)

TOTAL SECURITES SOLD SHORT—(40.4)%		(3,418,978)

(Proceeds $3,492,298)

OTHER ASSETS IN EXCESS OF LIABILITIES—1.1%		90,368

NET ASSETS—100.0%		$8,456,206

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)

The security or a portion of this security is on loan at June 30, 2020. The total value of securities on loan at June 30, 2020 was $147,078, which was collateralized by $566 in cash and $147,146 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00%—8.00%, and maturity dates ranging from 7/9/2020—8/15/2049.

*	Non-income producing.

PLC  Public Limited Company

REIT Real Estate Investment Trust

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended June 30, 2020.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.